Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 141,418	$ 136,423	$ 111,142
Less: accumulated depreciation and amortization	(77,915)	(74,998)	(62,039)
Property, plant and equipment, net	63,503	61,425	49,103
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23,724	23,501	20,769
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	60,005	59,358	50,285
Aircraft
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,000	8,000	8,000
IT software and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	22,747	22,397	20,190
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 26,942	$ 23,167	$ 11,898